Convertible Loan (Tables)	12 Months Ended
Mar. 31, 2022
Borrowings [Abstract]
Schedule of liability component and derivative component of convertible loan [Table Text Block]

Liability Component

Balance, March 31, 2020	$-
Value on initial recognition	6,439,370
Principal payment	(658,333)
Accretion	509,704
Balance, March 31, 2021	6,290,741
Principal payment	(3,000,000)
Interest payment	(1,057,336)
Accretion	3,365,602
Balance, March 31, 2022	$5,599,007

Derivative Component

Balance, March 31, 2020	$-
Value on initial recognition	8,560,630
Change in fair value of liability	7,176,948
Balance, March 31, 2021 (Restated - Note 30)	15,737,578
Change in fair value of liability	(10,751,225)
Balance, March 31, 2022	$4,986,353